Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2025
Shareholders' equity
Schedule of share capital and non-controlling interest

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Share capital
Ordinary share capital, fully paid	37,263	37,958	37,263	37,958
Treasury shares[a]	(845)	(758)	(902)	(816)
Total share capital	36,418	37,200	36,361	37,142
Non-controlling interest
Perpetual Preference Shares	324	339	-	-
Other	3	8	-	-
Total non-controlling interests	327	347	-	-

a.	2025: 5,789,312 unvested RSP and EIP treasury shares held (2024: 6,173,874).

Reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2025	2024
Opening balance	3,441,411,361	3,509,076,960
Share buyback[a]	(21,058,056)	(67,665,599)
Closing balance	3,420,353,305	3,441,411,361

a.

Westpac previously announced its intention to undertake a $3.5 billion on market buyback of WBC ordinary shares. During 2025 Westpac has bought back and cancelled 21,058,056 ordinary shares ($672 million) at an average price of $31.93.

Ordinary shares purchased on market

	2025
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	807,480	31.77
Westpac Equity Incentive Plan (EIP) - Restricted Shares[a]	1,913,828	32.26
Westpac Performance Plan (WPP) - share rights exercised	43,924	31.58
Westpac Equity Incentive Plan (EIP) - Unhurdled share rights exercised	21,345	32.75
Westpac on-market share purchase for future share rights exercises and restricted shares allocations[b]	752,522	36.91
Long Term Variable Reward (LTVR) Plan – share rights exercised	3,835	31.10
Total number of ordinary shares purchased on market	3,542,934

a.	Ordinary shares allocated to employees under the EIP as Restricted Shares are classified as treasury shares until the shares vest.
b.	Unallocated shares in the Westpac Employee Equity Plans Trust that are classified as treasury shares.

Schedule of reconciliation of movement in reserves

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Debt securities at FVOCI reserve
Balance as at beginning of year	(568)	(165)	(462)	103
Net gains/(losses) from changes in fair value	500	(591)	423	(813)
Income tax effect	(147)	180	(124)	243
Transferred to income statements	(19)	5	(19)	5
Income tax effect	6	(1)	6	(1)
Loss allowance on debt securities measured at FVOCI	-	1	(1)	1
Other	3	3	-	-
Balance as at end of year	(225)	(568)	(177)	(462)
Equity securities at FVOCI reserve
Balance as at beginning of year	127	126	(18)	(15)
Net gains/(losses) from changes in fair value	25	(2)	10	(5)
Exchange differences on translation	2	1	2	-
Income tax effect	(3)	2	(3)	2
Balance as at end of year	151	127	(9)	(18)
Share-based payment reserve
Balance as at beginning of year	2,079	1,983	1,970	1,874
Share-based payment expense	94	96	94	96
Balance as at end of year	2,173	2,079	2,064	1,970
Cash flow hedge reserve
Balance as at beginning of year	548	152	501	(203)
Net gains/(losses) from changes in fair value	(233)	501	(154)	873
Income tax effect	68	(158)	46	(262)
Transferred to income statements	152	77	154	132
Income tax effect	(46)	(24)	(46)	(39)
Balance as at end of year	489	548	501	501
Foreign currency translation reserve
Balance as at beginning of year	(438)	(138)	(275)	(141)
Exchange differences on translation of foreign operations	(349)	(328)	(22)	(165)
Gains/(losses) on net investment hedges	95	28	53	31
Balance as at end of year	(692)	(438)	(244)	(275)
Other reserves
Balance as at beginning of year	(16)	(23)	41	41
Transactions with owners	-	7	-	-
Balance as at end of year	(16)	(16)	41	41
Total reserves	1,880	1,732	2,176	1,757